Document and Entity Information	12 Months Ended
Dec. 31, 2020
Document and Entity Information
Document Type	POS AM
Entity Registrant Name	Rush Street Interactive, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001793659
Amendment Flag	false